Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment are stated at cost, with depreciation and amortization provided using the straight-line method over the following periods:

Asset Categories	Depreciation Periods
Renovation	over the remaining lease period
Computer Systems	4 to 5 years
Furniture and Fittings	10 years
Electrical Fittings	10 years
Handphone	5 years
Office Equipment	10 years
Motor Vehicle	5 years
Property	50 years

Schedule of Foreign Exchange Rate

Translation of amounts from the local currency of the Company into US$1 has been made at the following exchange rates for the respective periods:

	For the years ended December 31
	2025	2024
Period-end MYR : US$1 exchange rate	4.06	4.47
Period-average MYR : US$1 exchange rate	4.28	4.56
Period-end HK$ : US$1 exchange rate	7.75	7.75
Period-average HK$ : US$1 exchange rate	7.75	7.75
Period-end THB : US$1 exchange rate	31.49	34.34
Period-average THB : US$1 exchange rate	32.87	35.23